Operating Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Operating Segment Information
4.
Operating Segment Information

Operating segments are components of the PLDT Group that engage in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of PLDT Group). The operating results of these operating segments are regularly reviewed by the Management Committee to make decisions about how resources are to be allocated to each of the segments and to assess their performances, and for which discrete financial information is available.

For management purposes, we are organized into business units based on our products and services. We have three reportable operating segments as follows:

•
Wireless – mobile telecommunications services provided by Smart and DMPI, our mobile service providers; SBI and PDSI, our wireless broadband service providers; and certain subsidiaries of PLDT Global, our mobile virtual network operations, or MVNO, provider;
•
Fixed Line – fixed line telecommunications services primarily provided by PLDT. We also provide fixed line services through PLDT’s subsidiaries, namely, ClarkTel, BCC and PLDT Global and certain subsidiaries; data center, cloud, cyber security services, managed information technology services and resellership through ePLDT and its subsidiaries; full-service customer rewards and loyalty programs provided by MRSI; distribution of Filipino channels and content through PGNL and its subsidiaries; and software development and IT solutions provided by Multisys; and
•
Others – PCEV, PGIH, PLDT Digital and its subsidiaries, our investment companies.

See Note 2 – Summary of Significant Accounting Policies for further discussion.

The chief operating decision maker, which we refer to as the Management Committee monitors the operating results of each business unit separately for purposes of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on net income for the year; earnings before interest, taxes, and depreciation and amortization, or EBITDA; EBITDA margin; and core income. Net income for the year is measured consistent with net income in our consolidated financial statements.

EBITDA for the year is measured as net income excluding depreciation and amortization, amortization of intangible assets, asset impairment on noncurrent assets, financing costs – net, interest income, equity share in net earnings (losses) of associates and joint ventures, foreign exchange gains (losses) – net, gains (losses) on derivative financial instruments – net, provision for (benefit from) income tax and other income (expenses) – net.

EBITDA margin for the year is measured as EBITDA divided by service revenues.

Core income for the year is measured as net income attributable to equity holders of PLDT (net income less net income attributable to noncontrolling interests), excluding foreign exchange gains (losses) – net, gains (losses) on derivative financial instruments – net (excluding hedge costs), asset impairment on noncurrent assets, other non-recurring gains (losses), net of tax effect of aforementioned adjustments, as applicable, and similar adjustments to equity share in net earnings (losses) of associates and joint ventures.

Telco core income for the year is measured as net income attributable to equity holders of PLDT (net income less net income attributable to noncontrolling interests), excluding foreign exchange gains (losses) – net, gains (losses) on derivative financial instruments – net (excluding hedge costs), asset impairment on noncurrent assets, non-recurring gains (losses), net of tax effect of aforementioned adjustments, as applicable, and similar adjustments to equity share in net earnings (losses) of associates and joint ventures, adjusted for the effect of the share in VIH losses, asset sales, and accelerated depreciation. Telco core income is used by the management as a basis for determining the level of dividend payouts to shareholders and one of the bases for granting incentives to employees.

Segment revenues, segment expenses and segment results include transfers between business segments. These transfers are eliminated in full upon consolidation.

Core earnings per common share, or core EPS, for the year is measured as core income divided by the weighted average number of outstanding common shares. See Note 8 – Earnings Per Common Share for the weighted average number of common shares.

EBITDA, EBITDA margin, core income and core EPS are non-IFRS measures.

The amounts of segment assets and liabilities and segment profit or loss are based on measurement principles that are similar to those used in measuring the assets and liabilities and profit or loss in our consolidated financial statements, which is in accordance with IFRS. The segment revenues, net income, and other segment information of our reportable operating segments for the years ended December 31, 2022, 2021 and 2020, and as at December 31, 2022 and 2021 are as follows:

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)
December 31, 2022
Revenues
External customers	103,482	101,763	—	—	205,245
Service revenues	95,060	101,167	—	—	196,227
Non-service revenues	8,422	596	—	—	9,018
Inter-segment transactions	792	26,949	—	(27,741)	—
Service revenues	792	26,949	—	(27,741)	—
Non-service revenues	—	—	—	—	—
Total revenues	104,274	128,712	—	(27,741)	205,245

Results
Depreciation and amortization	52,660	55,790	—	(9,736)	98,714
Asset impairment	1,173	4,933	1	—	6,107
Interest income	451	202	14	(14)	653
Equity share in net losses of associates and joint ventures	—	(253)	(3,051)	—	(3,304)
Financing costs – net	8,349	6,107	—	(2,690)	11,766
Provision for (benefit from) income tax	3,793	(1,025)	(134)	140	2,774
Net income (loss) / Segment profit (loss)	15,104	16,185	(2,669)	(17,885)	10,735
EBITDA	53,260	50,382	(12)	(9,685)	93,945
EBITDA margin	56%	39%	—	—	48%
Core income (loss)	13,034	38,448	(2,959)	(17,956)	30,567
Telco core income (loss)	13,034	37,970	68	(17,956)	33,116

Assets and liabilities
Operating assets	310,549	257,976	10,768	(24,313)	554,980
Investments in associates and joint ventures	40	43,304	8,202	—	51,546
Deferred income tax assets – net	6,871	9,280	53	1,432	17,636
Total assets	317,460	310,560	19,023	(22,881)	624,162
Operating liabilities	246,170	272,489	1,630	(10,292)	509,997
Deferred income tax liabilities	—	204	—	—	204
Total liabilities	246,170	272,693	1,630	(10,292)	510,201

Other segment information
Capital expenditures, including capitalized interest (Note 9)(a)	46,636	50,174	—	—	96,810

(a)

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)
December 31, 2021
Revenues
External customers	105,492	87,765	—	—	193,257
Service revenues	98,512	87,239	—	—	185,751
Non-service revenues	6,980	526	—	—	7,506
Inter-segment transactions	1,127	29,298	—	(30,425)	—
Service revenues	1,127	29,290	—	(30,417)	—
Non-service revenues	—	8	—	(8)	—
Total revenues	106,619	117,063	—	(30,425)	193,257

Results
Depreciation and amortization	40,459	22,139	—	(10,429)	52,169
Asset impairment	1,241	3,743	1	—	4,985
Interest income	355	275	26	—	656
Equity share in net gains (losses) of associates and joint ventures	—	103	(1,204)	—	(1,101)
Financing costs – net	7,551	6,029	—	(3,166)	10,414
Provision for (benefit from) income tax	3,366	4,103	(270)	279	7,478
Net income (loss) / Segment profit (loss)	9,434	26,146	384	(9,288)	26,676
EBITDA	60,876	45,832	(7)	(10,801)	95,900
EBITDA margin	61%	39%	—	—	52%
Core income (loss)	13,645	26,298	(666)	(9,340)	29,937
Telco core income (loss)	13,645	25,736	192	(9,340)	30,233

Assets and liabilities
Operating assets	299,513	285,083	7,351	(32,368)	559,579
Investments in associates and joint ventures	39	43,519	9,806	—	53,364
Deferred income tax assets – net	4,695	8,433	(81)	338	13,385
Total assets	304,247	337,035	17,076	(32,030)	626,328
Operating liabilities	213,219	293,162	1,023	(8,710)	498,694
Deferred income tax liabilities	—	169	—	—	169
Total liabilities	213,219	293,331	1,023	(8,710)	498,863

Other segment information
Capital expenditures, including capitalized interest (Note 9)	36,898	52,085	—	—	88,983

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)

December 31, 2020
Revenues
External customers	101,789	79,215	—	—	181,004
Service revenues	95,748	77,886	—	—	173,634
Non-service revenues	6,041	1,329	—	—	7,370
Inter-segment transactions	2,422	19,524	—	(21,946)	—
Service revenues	2,422	19,524	—	(21,946)	—
Non-service revenues	—	—	—	—	—
Total revenues	104,211	98,739	—	(21,946)	181,004

Results
Depreciation and amortization	35,134	19,383	—	(7,037)	47,480
Asset impairment	2,196	5,490	1	(41)	7,646
Interest income	537	636	92	(55)	1,210
Equity share in net gains (losses) of associates and joint ventures	—	(50)	2,378	—	2,328
Financing costs – net	6,886	6,059	55	(2,914)	10,086
Provision for (benefit from) income tax	4,536	3,734	(617)	788	8,441
Net income (loss) / Segment profit (loss)	15,166	14,509	(318)	(4,777)	24,580
EBITDA	60,272	33,405	(12)	(7,507)	86,158
EBITDA margin	61%	34%	—	—	50%
Core income (loss)	16,440	15,463	193	(4,967)	27,129
Telco core income (loss)	17,217	13,649	2,188	(4,967)	28,087

Assets and liabilities
Operating assets	219,412	319,384	6,371	(41,000)	504,167
Investments in associates and joint ventures	40	43,690	8,393	—	52,123
Deferred income tax assets – net	6,943	11,628	(350)	1,335	19,556
Total assets	226,395	374,702	14,414	(39,665)	575,846
Operating liabilities	227,687	274,614	1,457	(48,303)	455,455
Deferred income tax liabilities	23	330	—	373	726
Total liabilities	227,710	274,944	1,457	(47,930)	456,181

Other segment information
Capital expenditures, including capitalized interest (Note 9)	33,118	38,786	—	—	71,904

The following table shows the reconciliation of our consolidated net income to our consolidated EBITDA for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Consolidated net income	10,735	26,676	24,580
Add (deduct) adjustments:
Depreciation and amortization (Notes 9 and 10)	98,714	52,169	47,480
Financing costs – net (Note 5)	11,766	10,414	10,086
Foreign exchange losses (gains) – net (Notes 5 and 28)	4,685	3,890	(1,488)
Equity share in net losses of associates and joint ventures (Note 11)	3,304	1,101	2,328
Provision for income tax (Note 7)	2,774	7,478	8,441
Other non-recurring expenses	504	148	—
Amortization of intangible assets (Note 15)	228	2,822	2,496
Interest income (Note 5)	(653)	(656)	(1,210)
Loss (gains) on derivative financial instruments – net (Note 28)	(2,322)	(1,400)	378
Other income (expenses) – net	(35,790)	(6,742)	(6,933)
Net loss (gain) on debt modification (Note 5)	295	(1,372)	—
VIH gain on dilution of shares (Notes 5 and 11)	(660)	(826)	(394)
Income from prescription of preferred shares redemption liability (Note 20)	(7,839)	—	—
Gain on sale and leaseback of telecom towers – gross of expenses (Note 9)	(25,234)	—	—
Others	(2,352)	(4,544)	(6,539)
Total adjustments	83,210	69,224	61,578
Consolidated EBITDA	93,945	95,900	86,158

The following table shows the reconciliation of our consolidated net income to our consolidated core income and telco core income for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Consolidated net income	10,735	26,676	24,580
Add (deduct) adjustments:
Accelerated depreciation	51,204	1,110	—
Manpower rightsizing program, or MRP (Note 5)	5,028	269	2,625
Foreign exchange losses – net (Notes 5 and 28)	4,685	3,890	(1,488)
Other non-recurring expenses	810	—	—
Net loss (gain) on debt modification – net of amortization of debt discount/premium	470	(1,339)	—
Impairment of investments and investment derecognized (Notes 11 and 12)	50	60	659
Sun Trademark amortization (Note 15)	—	2,628	1,877
Losses from changes in fair value of financial assets at FVPL	—	174	—
CREATE Act impact for prior year deferred taxes	—	(355)	—
Core income adjustment on equity share in net income of associates and joint ventures	(195)	(7)	(6)
Net income attributable to noncontrolling interests	(250)	(309)	(296)
Loss (gains) on derivative financial instruments – net, excluding hedge costs (Note 28)	(2,572)	(1,651)	284
Income from prescription of preferred shares redemption liability (Note 20)	(7,839)	—	—
Gain on sale and leaseback of telecom towers – net of expenses (Note 9)	(24,563)	—	—
Net tax effect of aforementioned adjustments	(6,996)	(1,209)	(1,106)
Total adjustments	19,832	3,261	2,549
Consolidated core income	30,567	29,937	27,129
Add (deduct) adjustments:
Share in VIH losses	3,239	1,981	1,954
Accelerated depreciation – net of tax	—	—	1,496
Loss on sale of Rocket Internet SE shares	—	—	364
Gain from condonation of debt	—	—	(240)
Gain on sale and leaseback of Smart Headquarters – net of tax	—	—	(2,293)
Gain on asset sales – net of tax (Note 5)	(30)	(983)	—
VIH gain on dilution – net of tax	(660)	(702)	(323)
Total adjustments	2,549	296	958
Telco core income	33,116	30,233	28,087

The following table shows the reconciliation of our consolidated basic and diluted core EPS to our consolidated basic and diluted EPS attributable to common equity holder of PLDT for the years ended December 31, 2022, 2021 and 2020:

		2022		2021		2020
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Consolidated core EPS	141.20	141.20	138.29	138.29	125.29	125.29
Add (deduct) adjustments:
Gain on sale and leaseback of telecom towers – net of expenses	86.95	86.95	—	—	—	—
Income from prescription of preferred redemption liability	27.21	27.21	—	—	—	—
Gains on derivative financial instruments – net excluding hedge costs	8.93	8.93	5.73	5.73	(0.92)	(0.92)
Core income adjustment on equity share in net income of associates and joint ventures	0.90	0.90	0.03	0.03	0.03	0.03
CREATE Act impact on deferred taxes – net	—	—	1.64	1.64	—	—
Losses from changes in fair value of financial assets at FVPL	—	—	(0.81)	(0.81)	—	—
Sun Trademark amortization	—	—	(9.12)	(9.12)	(6.08)	(6.08)
Impairment of investments	(0.23)	(0.23)	(0.28)	(0.28)	(3.05)	(3.05)
Net gains (loss) on debt modification – net of amortization of debt discount/premium	(1.63)	(1.63)	4.65	4.65	—	—
Impairment of property and equipment	(3.60)	(3.60)	—	—	—	—
Foreign exchange losses – net	(16.26)	(16.26)	(13.50)	(13.50)	5.36	5.36
MRP	(17.46)	(17.46)	(1.02)	(1.02)	(8.51)	(8.51)
Accelerated depreciation	(177.75)	(177.75)	(3.85)	(3.85)	—	—
Total adjustments	(92.94)	(92.94)	(16.53)	(16.53)	(13.17)	(13.17)
Consolidated EPS attributable to common equity holders of PLDT (Note 8)	48.26	48.26	121.76	121.76	112.12	112.12

The following table presents our revenues from external customers by category of products and services for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Wireless services
Service revenues:
Mobile	93,029	95,619	95,589
Home broadband	2,028	2,889	40
MVNO and others	3	4	119
	95,060	98,512	95,748
Non-service revenues:
Sale of mobile handsets and broadband data modems	8,422	6,980	6,041
Total wireless revenues	103,482	105,492	101,789
Fixed line services
Service revenues:
Voice	22,249	20,222	19,484
Data	78,692	66,760	58,064
Miscellaneous	226	257	338
	101,167	87,239	77,886
Non-service revenues:
Sale of computers, phone units and SIM cards	495	454	1,140
Point-product-sales	101	72	189
	596	526	1,329
Total fixed line revenues	101,763	87,765	79,215
Total revenues	205,245	193,257	181,004

Disclosure of the geographical distribution of our revenues from external customers and the geographical location of our total assets are not provided since majority of our consolidated revenues are derived from our operations within the Philippines.

There is no revenue transaction with a single external customer that accounted for 10% or more of our consolidated revenues from external customers for the years ended December 31, 2022, 2021 and 2020.